SCHEDULE OF EXCHANGE RATE TRANSLATION OF AMOUNTS FROM LOCAL CURRENCY (Details)	May 31, 2024	Nov. 30, 2023	May 31, 2023	Nov. 30, 2022	Nov. 30, 2021
Current JPY [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Exchange rate	157.19	147.87	139.78	139.31	113.22
Average JPY [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Exchange rate	150.04	139.75	133.83	129.69	109.00